Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of allowance for doubtful accounts

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of year	Provision	provision	provision	year
	U.S. Dollars (in thousands)

2019	410	87	(116)	(252)	129
2020	129	-	(87)	(3)	39
2021	39	-	-	(32)	7